Note 10 - a) Financing, Long-term debt, Maturities of the principal of long-term debt (Detail) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
Maturities of the principal of long-term debt
2012	$ 3,036	$ 4,137
2013	3,706	2,503
2014	4,407	3,517
2015	4,982	5,311
2016 and thereafter	54,398	45,003
Long-term debt	$ 70,529	$ 60,471